Schedule of Investments (unaudited) November 30, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 128.0%

Alabama — 1.6%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$1,745	$1,851,585
Homewood Educational Building Authority, Refunding RB, Samford University, Series A(a):
4.00%, 12/01/34	1,100	1,224,091
4.00%, 12/01/36	1,200	1,324,368
4.00%, 12/01/38	2,465	2,703,291
4.00%, 12/01/39	1,700	1,859,783

		8,963,118

Arizona — 2.6%
Arizona IDA, RB(b):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	855	888,131
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	965	993,468
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	745	764,355
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	1,015	1,015,913
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, 5.00%, 01/01/38	3,000	3,549,210
County of Maricopa IDA, Refunding RB, Legacy Traditional Schools Project(a)(b):
5.00%, 07/01/39	360	401,987
5.00%, 07/01/49	510	562,550
5.00%, 07/01/54	320	350,586
County of Pima Arizona IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/52(b)	825	866,861
Salt River Project Agricultural Improvement & Power District, RB, Salt River Project Electric System, 4.00%, 01/01/41	2,000	2,298,620

Security	Par (000)	Value

Arizona (continued)
University of Arizona, Refunding RB, Series A, 5.00%, 06/01/40	$2,300	$2,685,342

		14,377,023

California — 14.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(c)	5,370	5,557,144
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	3,330	3,770,825
2nd, 5.25%, 05/01/33	6,370	7,159,753
5.00%, 05/01/44	3,430	3,836,969
City of Los Angeles California Department of Airports, ARB, Sub-Series A, AMT, 5.00%, 05/15/42	1,750	2,074,048
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC), 5.75%, 12/01/36	3,285	3,296,038
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	4,450	4,677,573
County of Sacramento California Airport System Revenue, Refunding RB, AMT, Series C, 5.00%, 07/01/39	3,410	4,122,417
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(c)	4,365	5,123,331
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/38	2,705	3,043,098
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	11,410	11,444,915
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	4,500	5,242,905
5.50%, 11/01/33	2,000	2,322,000
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	3,240	3,697,585
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/42	3,500	4,254,040

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	$10,000	$12,023,700

		81,646,341

Colorado — 2.6%
City & County of Denver Colorado Airport System Revenue, ARB, Series A, AMT:
5.50%, 11/15/28	2,700	3,098,385
5.50%, 11/15/30	1,040	1,190,114
5.50%, 11/15/31	1,250	1,428,412
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/43	7,500	8,977,950

		14,694,861

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Mary Wade Home Issue, Series A-1, 5.00%, 10/01/54(b)	415	450,400

Florida — 9.2%
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	6,136,771
5.25%, 10/01/30	3,255	3,691,691
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,548,578
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	240	245,505
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	110	112,516
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	3,145	3,564,040
Series B, AMT, 6.25%, 10/01/38	1,405	1,614,598
Series B, AMT, 6.00%, 10/01/42	1,885	2,158,117
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/23(c)	2,870	3,309,426
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(c)	5,465	6,010,571
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, Series A, 4.00%, 10/01/44	8,000	8,790,240

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/44	$4,000	$4,481,360
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	3,225	3,639,058

		51,302,471

Hawaii — 2.0%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	5,985	6,799,618
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	1,350	1,522,935
5.25%, 08/01/26	2,500	2,816,650

		11,139,203

Idaho — 2.0%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	10,000	11,061,100

Illinois — 19.1%
Chicago Board of Education, GO, Refunding, Series A:
CAB, 0.00%, 12/01/25(d)	395	333,368
5.00%, 12/01/29	1,045	1,249,496
5.00%, 12/01/30	1,245	1,483,953
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 01/01/30	6,500	7,223,320
5.50%, 01/01/32	6,275	6,957,783
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	8,020	8,841,488
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/39	1,185	1,236,026
3rd Lien, Series C, 6.50%, 01/01/21(c)	16,800	17,761,296
Senior Lien, Series D, 5.25%, 01/01/42	2,630	3,143,218
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B, 5.00%, 01/01/35	4,300	5,120,956
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	10,960	11,571,239

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	$7,735	$7,883,744
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,270,400
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	4,365	4,646,150
6.00%, 06/01/21	1,245	1,333,968
State of Illinois, GO:
Rebuild Illinois Program, Series B, 5.00%, 11/01/32	10,000	11,650,500
Series A, 5.00%, 11/01/26	10,000	11,530,100

		106,237,005

Indiana — 0.7%
Bloomington Redevelopment District, Tax Allocation Bonds, Series B, 5.00%, 02/01/40	2,205	2,596,873
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,240	1,350,980

		3,947,853

Kansas — 0.9%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,000	4,843,280

Kentucky — 2.0%
Kentucky Public Energy Authority, RB, Gas Supply, Series C-1, 4.00%, 12/01/49(e)	10,000	11,039,000

Massachusetts — 7.9%
Collegiate Charter School of Lowell, RB, 5.00%, 06/15/49(a)	2,430	2,589,845
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/42	22,535	24,814,415
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/41	4,710	5,573,673
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,146,750
Massachusetts Housing Finance Agency, Refunding RB, Series G, 3.45%, 12/01/30	3,100	3,311,668

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB, Sub Series B, 4.00%, 02/15/42	$6,200	$6,649,376

		44,085,727

Michigan — 1.2%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/36	10	10,036
Michigan Finance Authority, Refunding RB, Henry Ford Health System:
4.00%, 11/15/46	5,470	5,877,022
5.00%, 11/15/41	525	617,967

		6,505,025

Mississippi — 2.7%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	7,623,551
Special Obligation, 6.75%, 12/01/31	3,775	4,479,943
Special Obligation, 6.75%, 12/01/33	2,350	2,779,228

		14,882,722

Nevada — 2.0%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	11,175	11,210,313

New Jersey — 11.3%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	7,000	7,838,320
(AGM), 5.00%, 01/01/31	2,425	2,713,817
New Jersey EDA, Refunding RB, Series B, 5.50%, 06/15/30	4,080	4,901,386
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	1,880	2,002,012
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	10,000	11,664,400
Transportation System, Series AA, 5.50%, 06/15/39	8,175	9,042,449
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 4.25%, 12/15/38	5,745	6,172,026
New Jersey Turnpike Authority, Refunding RB, Series A, 5.00%, 01/01/34	1,685	1,987,862

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	$15,000	$16,579,050

		62,901,322

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/39	310	346,785

New York — 9.7%
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/40	4,850	5,921,704
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/44	10,000	11,026,800
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	4,490	5,057,581
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	6,140	7,233,104
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Subordinate, Series C, 4.00%, 05/01/43	5,000	5,563,000
New York City Water & Sewer System, RB, 2nd General Resolution:
5.38%, 12/15/20(c)	2,300	2,402,695
5.38%, 06/15/43	1,175	1,220,802
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	10,000	10,423,400
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/38	4,400	5,339,840

		54,188,926

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	4,650	4,659,904
State of Ohio, RB, Cleveland Clinic Health System Obligated Group, 4.00%, 01/01/41	7,285	8,148,928
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A:
4.00%, 01/01/28(c)	25	29,975
4.00%, 01/01/43	2,475	2,717,303
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/31	5,145	5,763,429

Security	Par (000)	Value

Ohio (continued)
5.25%, 02/15/32	$2,250	$2,518,560

		23,838,099

Pennsylvania — 5.8%
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	5,000	6,227,800
Sub-Series A, 5.50%, 12/01/46	18,570	22,746,393
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	3,000	3,309,840

		32,284,033

Puerto Rico — 3.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	574	152,168
Series A-1, 4.75%, 07/01/53	2,944	3,039,827
Series A-1, 5.00%, 07/01/58	3,926	4,126,736
Series A-2, 4.33%, 07/01/40	10,137	10,254,082
Series A-2, 4.78%, 07/01/58	875	902,300
Series B-1, 4.75%, 07/01/53	749	773,170
Series B-2, 4.78%, 07/01/58	726	747,374

		19,995,657

South Carolina — 5.8%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	6,735	7,670,020
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 07/01/25	4,490	5,062,430
5.50%, 07/01/38	3,000	3,358,080
6.00%, 07/01/38	5,270	5,989,513
5.50%, 07/01/41	4,170	4,652,553
South Carolina Jobs-Economic Development Authority, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/37	4,480	5,371,744

		32,104,340

South Dakota — 0.2%
South Dakota Housing Development Authority, RB, S/F Housing, Series B, 4.05%, 11/01/38	910	989,115

Texas — 12.1%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	4,190	4,659,238

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/20(c)	$5,580	$5,762,745
Series H, 5.00%, 11/01/37	4,575	4,829,827
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	3,735	4,230,000
North Texas Tollway Authority, Refunding RB, 1st Tier (AGM), 6.00%, 01/01/21(c)	5,555	5,842,527
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	7,170	7,973,542
State of Texas, GO:
Transportation Commission Highway Improvement, 5.00%, 04/01/43	15,550	18,321,476
Water Financial Assistance, Series D, 5.00%, 05/15/40	4,000	4,666,520
Texas Water Development Board, RB:
State Water Implementation Fund, Series B, 4.00%, 10/15/43	5,000	5,615,850
State Water Implementation Revenue, 5.25%, 10/15/46	4,780	5,770,225

		67,671,950

Utah — 2.5%
County of Utah, RB, IHC Health Services, Inc., Series B, 5.00%, 05/15/46	7,500	8,810,250
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/49(b)	320	336,160
Utah State University, RB, Series B (AGM), 4.00%, 12/01/45	4,390	4,804,987

		13,951,397

Virginia — 0.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	1,750	1,868,318

Washington — 0.7%
State of Washington, GO, Series C, 5.00%, 02/01/41	2,500	3,043,850

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(b)	$875	$951,265

		3,995,115

Wisconsin — 0.3%
Public Finance Authority, RB, American Preparatory Academy - Las Vegas Project, Class A(a)(b):
5.00%, 07/15/39	165	180,531
5.00%, 07/15/49	630	680,419
5.00%, 07/15/54	300	322,332
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/49(b)	520	560,394

		1,743,676

Total Municipal Bonds — 128.0% (Cost — $670,746,286)		712,264,175

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Alabama — 8.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group:
Series B, 5.00%, 11/15/46	27,798	32,424,886
Series C, 5.00%, 11/15/46	11,920	13,895,501

		46,320,387

Massachusetts — 4.5%
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series E, 5.25%, 09/01/43	20,000	25,020,200

Michigan — 4.0%
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, Series A, 4.00%, 12/01/40	10,100	11,160,197

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, RB, Mclaren Health Care, Series A, 4.00%, 02/15/44	$10,000	$11,040,500

		22,200,697

Nevada — 2.0%
County of Clark Nevada, GOL, Las Vagas Convention and Visitor, 4.00%, 07/01/47	10,000	10,976,000

New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	2,961	3,104,454

New York — 14.6%
City of New York Transitional Finance Authority, RB, Series, S-1, 5.00%, 07/15/43	11,825	14,468,714
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(g):
5.75%, 02/15/21(c)	5,726	6,027,139
5.75%, 02/15/47	3,523	3,707,714
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/44	30,165	33,262,333
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	13,950	15,037,542

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	$8,200	$8,866,406

		81,369,848

Pennsylvania — 1.9%
Geisinger Authority Pennsylvania, Refunding RB, Geisinger Health System, Series A, 4.00%, 06/01/41	10,000	10,631,000

Texas — 1.9%
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(c)	9,640	10,354,999

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.8% (Cost — $200,321,185)		209,977,585

Total Long-Term Investments — 165.8% (Cost — $871,067,471)		922,241,760

	Shares

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95.%(h)(i)	6,697,523	6,698,193

Total Short-Term Securities — 1.2% (Cost — $6,698,193)		6,698,193

Total Investments — 167.0% (Cost — $877,765,664)		928,939,953

Liabilities in Excess of Other Assets — (0.3)%		(2,143,320)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.3)%		(96,228,162)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (49.4)%		(274,234,307)

Net Assets Applicable to Common Shares — 100.0%		$556,334,164

(a)	When-issued security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to May 15, 2021, is $9,235,612.

(h)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL)

(i)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,255,767	3,441,756	6,697,523	$6,698,193	$13,629	$(569)	$5

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	99	03/20/20	$12,807	$14,546
Long U.S. Treasury Bond	177	03/20/20	28,137	62,436
5-Year U.S. Treasury Note	77	03/31/20	9,161	5,778

				$82,760

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$922,241,760	$—	$922,241,760
Short-Term Securities	6,698,193	—	—	6,698,193

Total	$6,698,193	$922,241,760	$—	$928,939,953

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$82,760	$—	$—	$82,760

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(95,978,045)	$—	$(95,978,045)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

	$—	$(370,578,045)	$—	$(370,578,045)

8